Initial Public Offering (Details) - USD ($)				12 Months Ended
	Sep. 17, 2021	Aug. 06, 2021	Aug. 03, 2021	Dec. 31, 2022	Nov. 09, 2022	Dec. 31, 2021
Description of Organization and Business Operations
Number of shares per warrant (in shares)				1
Class of warrant or right, exercise price of warrants or rights (in dollars per share)				$ 14.69	$ 0.0575	$ 19.93
IPO
Description of Organization and Business Operations
Number of units sold (in shares)		15,000,000
Purchase price, per unit (in dollars per share)		$ 10.00
Proceeds received from initial public offering, gross		$ 150,000,000
Offering costs		13,800,000
Underwriting discount		1,500,000
Deferred underwriting commissions		5,300,000
Value of Class B common stock transferred to Anchor Investors at initial public offering		6,509,758
Other offering costs		$ 522,784
Number of shares per warrant (in shares)		1
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 11.50
Option to purchase additional units given to investors (in shares)		15,480,000
Class A Common stock | Warrants
Description of Organization and Business Operations
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 11.50
Over-allotment option
Description of Organization and Business Operations
Option vesting period			45 days	45 days
Option to purchase additional units (in shares)			2,250,000	2,250,000
Common stock forfeited (in shares)	562,500